Employee benefit obligations - Schedule of information about maturity profile of defined benefit obligation (Detail) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	€ 251
Pension Benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	230
Other postretirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	15
SES Other post retirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	6
Not later than one year [member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	38
Not later than one year [member] | Pension Benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	35
Not later than one year [member] | Other postretirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	2
Not later than one year [member] | SES Other post retirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	1
Later than one year and not later than two years [member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	27
Later than one year and not later than two years [member] | Pension Benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	25
Later than one year and not later than two years [member] | Other postretirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	2
Later than one year and not later than two years [member] | SES Other post retirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	1
Later than two years and not later than three years [member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	26
Later than two years and not later than three years [member] | Pension Benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	24
Later than two years and not later than three years [member] | Other postretirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	2
Later than two years and not later than three years [member] | SES Other post retirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	1
Later than three years and not later than four years [member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	26
Later than three years and not later than four years [member] | Pension Benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	23
Later than three years and not later than four years [member] | Other postretirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	1
Later than three years and not later than four years [member] | SES Other post retirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	1
Later than four years and not later than five years [member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	25
Later than four years and not later than five years [member] | Pension Benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	22
Later than four years and not later than five years [member] | Other postretirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	1
Later than four years and not later than five years [member] | SES Other post retirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	1
Later than five years [member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	109
Later than five years [member] | Pension Benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	101
Later than five years [member] | Other postretirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	7
Later than five years [member] | SES Other post retirement benefits [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Estimate of benefit payments expected to be paid from defined benefit plan	€ 1